Gross Revenue - Summary of Receivables from Contracts with Customers (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Receivables, included in 'trade receivables' (note 10)	$ 23,422	$ 17,558